Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2021
Registrant Name	Volt ETF Trust
Entity Central Index Key	0001508033
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 05, 2021
Document Effective Date	Oct. 05, 2021
Prospectus Date	Oct. 01, 2021
Volt Crypto Industry Revolution and Tech ETF | Volt Crypto Industry Revolution and Tech ETF
Prospectus:
Trading Symbol	BTCR